Deposits and Other Receivables - Schedule of Deposits and Other Receivables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Rental receivable	$ 13,193	$ 2,020
Less: allowance for doubtful accounts
Total deposits and other receivables, net	13,193	$ 2,020
Tang Dynasty Investment Group Limited [Member]
Rental receivable	13,193
Deposits paid	26,246
Less: allowance for doubtful accounts
Total deposits and other receivables, net	$ 39,439